Financial risk management objectives and policies - Market risk on equity securities (Details) - Equity securities - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Equity securities at fair value through Other comprehensive income	$ 2,212	$ 1,632
Non-current fixed income securities at fair value through profit and loss	11
Total	$ 2,223	$ 1,632